American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2023

Short-Term Government - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 59.2%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	3,955,290	3,944,798
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	311,547	309,275
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	102,561	99,924
U.S. Treasury Notes, 2.50%, 4/30/24(1)	1,100,000	1,089,963
U.S. Treasury Notes, 1.125%, 2/28/25	2,300,000	2,209,527
U.S. Treasury Notes, 0.25%, 6/30/25	1,000,000	939,414
U.S. Treasury Notes, 4.625%, 6/30/25	9,000,000	9,022,676
U.S. Treasury Notes, 5.00%, 8/31/25	2,000,000	2,018,711
U.S. Treasury Notes, 5.00%, 10/31/25	22,600,000	22,860,430
U.S. Treasury Notes, 4.875%, 11/30/25	3,000,000	3,031,289
U.S. Treasury Notes, 4.125%, 6/15/26	6,000,000	5,999,648
U.S. Treasury Notes, 0.875%, 6/30/26	5,500,000	5,086,748
U.S. Treasury Notes, 4.375%, 8/15/26	2,000,000	2,013,828
U.S. Treasury Notes, 4.625%, 9/15/26	12,000,000	12,168,516
U.S. Treasury Notes, 4.625%, 11/15/26	38,000,000	38,605,625
U.S. Treasury Notes, 4.375%, 12/15/26	4,000,000	4,039,687
TOTAL U.S. TREASURY SECURITIES (Cost $112,289,628)		113,440,059
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7%
FHLMC, Series 3114, Class FT, VRN, 5.80%, (30-day average SOFR plus 0.46%), 9/15/30	131,678	131,294
FHLMC, Series 3149, Class LF, VRN, 5.75%, (30-day average SOFR plus 0.41%), 5/15/36	588,864	583,851
FHLMC, Series 3200, Class FP, VRN, 5.65%, (30-day average SOFR plus 0.31%), 8/15/36	363,360	358,361
FHLMC, Series 3206, Class FE, VRN, 5.85%, (30-day average SOFR plus 0.51%), 8/15/36	138,964	136,966
FHLMC, Series 3213, Class LF, VRN, 5.67%, (30-day average SOFR plus 0.33%), 9/15/36	485,984	481,160
FHLMC, Series 3231, Class FA, VRN, 5.85%, (30-day average SOFR plus 0.51%), 10/15/36	159,641	157,872
FHLMC, Series 3301, Class FA, VRN, 5.75%, (30-day average SOFR plus 0.41%), 8/15/35	156,277	154,992
FHLMC, Series 3380, Class FP, VRN, 5.80%, (30-day average SOFR plus 0.46%), 11/15/36	185,881	184,410
FHLMC, Series 3508, Class PF, VRN, 6.30%, (30-day average SOFR plus 0.96%), 2/15/39	56,446	56,691
FHLMC, Series 3587, Class FB, VRN, 6.23%, (30-day average SOFR plus 0.89%), 2/15/36	189,549	190,331
FHLMC, Series J22F, Class A2, SEQ, 4.09%, 9/25/24	231,641	229,212
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	782,577	767,196
FHLMC, Series K045, Class A2, SEQ, 3.02%, 1/25/25	657,914	643,627
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,091,509	1,061,623
FHLMC, Series K725, Class A2, SEQ, 3.00%, 1/25/24	970,641	966,905
FHLMC, Series K726, Class A2, SEQ, 2.91%, 4/25/24	892,644	884,504
FHLMC, Series K727, Class A2, SEQ, 2.95%, 7/25/24	672,522	663,339
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	1,876,644	1,844,147
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	1,625,888	1,551,349
FHLMC, Series KF32, Class A, VRN, 5.82%, (30-day average SOFR plus 0.48%), 5/25/24	21,762	21,752
FHLMC, Series KF35, Class A, VRN, 5.80%, (30-day average SOFR plus 0.46%), 8/25/24	60,691	60,618
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	1,025,139	993,663
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	354,235	342,630
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	2,736,000	2,655,786
FNMA, Series 2004-28, Class FE, VRN, 5.80%, (30-day average SOFR plus 0.46%), 5/25/34	451,293	450,664
FNMA, Series 2006-11, Class FA, VRN, 5.75%, (30-day average SOFR plus 0.41%), 3/25/36	163,821	162,499
FNMA, Series 2006-60, Class KF, VRN, 5.75%, (30-day average SOFR plus 0.41%), 7/25/36	431,758	429,145
FNMA, Series 2006-72, Class TE, VRN, 5.75%, (30-day average SOFR plus 0.41%), 8/25/36	178,521	176,734
FNMA, Series 2008-9, Class FA, VRN, 5.95%, (30-day average SOFR plus 0.61%), 2/25/38	618,938	616,305
FNMA, Series 2009-33, Class FB, VRN, 6.27%, (30-day average SOFR plus 0.93%), 3/25/37	224,875	226,707
FNMA, Series 2009-89, Class FD, VRN, 6.05%, (30-day average SOFR plus 0.71%), 5/25/36	114,264	114,841

FNMA, Series 2014-M9, Class A2, SEQ, VRN, 3.10%, 7/25/24	317,306	312,773
FNMA, Series 2016-11, Class FB, VRN, 5.33%, (30-day average SOFR plus 0.66%), 3/25/46	168,683	167,928
FNMA, Series 2017-M10, Class AV2, SEQ, VRN, 2.58%, 7/25/24	408,341	401,901
FNMA, Series 2017-M15, Class AV2, SEQ, VRN, 2.53%, 11/25/24	372,571	365,174
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,821,513	1,678,716
GNMA, Series 2010-14, Class QF, VRN, 5.92%, (1-month SOFR plus 0.56%), 2/16/40	301,006	300,486
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,829,766)		20,526,152
ASSET-BACKED SECURITIES — 4.5%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 6.05%, (1-month SOFR plus 0.69%), 11/25/71	853,934	837,575
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 6.17%, (1-month SOFR plus 0.81%), 1/25/72	807,716	793,693
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.02%, (30-day average SOFR plus 0.68%), 11/25/70(2)	1,104,555	1,080,483
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 6.17%, (1-month SOFR plus 0.81%), 3/25/61	202,374	196,372
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 6.04%, (1-month SOFR plus 0.68%), 8/25/61	836,481	805,431
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	259,261	223,145
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 6.09%, (3-month SOFR plus 0.71%), 8/23/36(2)	1,105,110	1,085,096
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	448,483	411,300
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 6.04%, (1-month SOFR plus 0.68%), 9/25/61	956,367	939,872
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 6.04%, (1-month SOFR plus 0.68%), 10/25/61	1,558,088	1,517,704
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.98%, (30-day average SOFR plus 0.64%), 5/25/70(2)	830,400	817,596
TOTAL ASSET-BACKED SECURITIES (Cost $8,734,098)		8,708,267
U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
FHLB, 4.625%, 6/6/25	2,400,000	2,413,722
FHLB, 0.96%, 3/5/26	2,500,000	2,324,557
FHLB, 4.625%, 11/17/26	2,000,000	2,028,780
FHLB, 4.00%, 6/30/28	1,000,000	1,004,605
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,740,636)		7,771,664
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, SEQ, 3.37%, 10/10/47	568,758	559,426
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	590,277	578,799
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	654,285	638,656
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, SEQ, 4.15%, 1/10/36(2)	442,000	441,183
COMM Mortgage Trust, Series 2014-UBS5, Class A3, SEQ, 3.57%, 9/10/47	485,175	478,268
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	398,536	388,289
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	347,892	341,189
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	496,233	479,905
GS Mortgage Securities Trust, Series 2015-GC28, Class A4, SEQ, 3.14%, 2/10/48	429,141	422,306
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	706,242	682,589
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	654,000	633,204
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	507,491	492,539
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	450,972	435,906
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,536,106)		6,572,259
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 5.36%, (1-year H15T1Y plus 2.25%), 9/1/35	50,729	51,926
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	23,709	24,268
FHLMC, VRN, 5.31%, (1-year H15T1Y plus 2.26%), 4/1/37	20,957	21,415
FHLMC, VRN, 5.32%, (1-year RFUCC plus 1.82%), 5/1/40	17,711	17,499

FHLMC, VRN, 6.13%, (1-year RFUCC plus 1.88%), 7/1/40	24,595	24,720
FHLMC, VRN, 6.05%, (1-year RFUCC plus 1.80%), 9/1/40	9,860	9,865
FHLMC, VRN, 5.18%, (1-year RFUCC plus 1.88%), 5/1/41	37,780	37,685
FHLMC, VRN, 6.13%, (1-year RFUCC plus 1.88%), 10/1/41	120,482	120,546
FHLMC, VRN, 4.55%, (1-year RFUCC plus 1.65%), 12/1/42	48,452	49,386
FHLMC, VRN, 3.84%, (1-year RFUCC plus 1.63%), 1/1/44	100,101	102,493
FHLMC, VRN, 3.29%, (1-year RFUCC plus 1.62%), 6/1/44	62,665	63,167
FHLMC, VRN, 5.82%, (1-year RFUCC plus 1.60%), 10/1/44	28,418	28,989
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	50,600	51,632
FNMA, VRN, 4.41%, (1-year H15T1Y plus 2.28%), 5/1/25	2,251	2,225
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.50%), 3/1/33	30,772	30,785
FNMA, VRN, 7.14%, (6-month RFUCC plus 1.57%), 6/1/35	6,425	6,541
FNMA, VRN, 7.17%, (6-month RFUCC plus 1.57%), 6/1/35	96,743	98,426
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.57%), 6/1/35	60,065	61,150
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.57%), 6/1/35	42,843	43,634
FNMA, VRN, 7.23%, (6-month RFUCC plus 1.54%), 9/1/35	29,456	29,901
FNMA, VRN, 7.29%, (6-month RFUCC plus 1.55%), 3/1/36	100,834	102,105
FNMA, VRN, 6.00%, (1-year RFUCC plus 1.75%), 11/1/39	94,915	94,976
FNMA, VRN, 4.07%, (1-year RFUCC plus 1.69%), 1/1/40	7,016	7,052
FNMA, VRN, 6.04%, (1-year RFUCC plus 1.79%), 8/1/40	15,950	16,038
FNMA, VRN, 6.00%, (1-year RFUCC plus 1.75%), 7/1/41	14,627	14,658
FNMA, VRN, 5.50%, (1-year RFUCC plus 1.74%), 5/1/42	825,578	852,808
FNMA, VRN, 4.00%, (1-year RFUCC plus 1.52%), 3/1/43	14,355	14,290
FNMA, VRN, 5.82%, (1-year RFUCC plus 1.58%), 8/1/45	18,312	18,297
FNMA, VRN, 7.11%, (1-year RFUCC plus 1.61%), 4/1/46	15,291	15,208
FNMA, VRN, 7.13%, (1-year RFUCC plus 1.61%), 4/1/46	57,009	58,653
FNMA, VRN, 7.11%, (1-year RFUCC plus 1.61%), 5/1/46	91,763	91,462
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	57,617	55,162
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	52,879	50,584
FNMA, VRN, 5.85%, (1-year RFUCC plus 1.60%), 9/1/47	27,343	27,469
		2,295,015
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	41,091	42,417
FNMA, 7.00%, 5/1/32	7,141	7,371
FNMA, 7.00%, 6/1/32	40,094	41,388
FNMA, 7.00%, 8/1/32	5,975	6,168
		97,344
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,414,291)		2,392,359
CORPORATE BONDS — 0.3%
Consumer Finance — 0.3%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $641,517)	655,000	640,515
SHORT-TERM INVESTMENTS — 16.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	161,789	161,789
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $413,446), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $405,190)		404,952
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $4,955,186), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $4,860,866)		4,858,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.375% - 4.125%, 9/30/27, valued at $414,461), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $406,239)		406,000
		5,668,952

Treasury Bills(3) — 13.0%
U.S. Treasury Bills, 5.08%, 11/29/24	26,000,000	24,909,092
TOTAL SHORT-TERM INVESTMENTS (Cost $30,669,104)		30,739,833
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $189,855,146)		190,791,108
OTHER ASSETS AND LIABILITIES — 0.4%		834,354
TOTAL NET ASSETS — 100.0%		$191,625,462

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	297	March 2024	$61,156,476	$345,666
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	18	March 2024	$1,957,922	$(3,785)
U.S. Treasury 10-Year Notes	2	March 2024	225,781	(5,192)
U.S. Treasury 10-Year Ultra Notes	3	March 2024	354,047	(14,818)
U.S. Treasury Long Bonds	2	March 2024	249,875	(17,926)
			$2,787,625	$(41,721)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $521,192.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,058,803, which represented 2.1% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$113,440,059	—
Collateralized Mortgage Obligations	—	20,526,152	—
Asset-Backed Securities	—	8,708,267	—
U.S. Government Agency Securities	—	7,771,664	—
Commercial Mortgage-Backed Securities	—	6,572,259	—
U.S. Government Agency Mortgage-Backed Securities	—	2,392,359	—
Corporate Bonds	—	640,515	—
Short-Term Investments	$161,789	30,578,044	—
	$161,789	$190,629,319	—
Other Financial Instruments
Futures Contracts	$345,666	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$41,721	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.